UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-05291

College and University Facility Loan Trust One
(Exact name of registrant as specified in charter)

c/o U.S. Bank One Federal Street, Boston, MA		02110
(Address of principal executive offices)		(Zip code)

James Byrnes US Bank Corporate Trust Services One Federal Street, Boston, MA 02110
(Name and address of agent for service)

Registrant's telephone number, including area code:		617-603-6442

Date of fiscal year end:	November 30

Date of reporting period:	August 31, 2007

Item 1. Schedule of Investments

COLLEGE AND UNIVERSITY FACILITY LOAN TRUST ONE

SCHEDULE OF INVESTMENTS

August 31, 2007

(Dollar Amounts in Thousands)

Outstanding Principal Balance	Description	Stated Interest Rate %	Maturity Date	Internal Rate of Return % (A) (Unaudited)	Amortized Cost (Notes 1 and 2)
	COLLEGE AND UNIVERSITY LOANS (62.0%)
	ALABAMA
$160	Birmingham-Southern College	3.00	10/01/2010	12.47	$137
2	Stillman College	3.00	02/01/2007	13.24	2
1,271	University of Alabama	3.00	05/01/2021	12.27	745
182	University of Montevallo	3.00	05/01/2023	12.3	100
	CALIFORNIA
483	Azusa Pacific University	3.00	04/01/2017	12.96	308
1,020	California State University	3.00	11/01/2012	10.57	842
200	Monterey Peninsula College	3.00	10/01/2018	11.95	129
290	San Diego State University	3.00	11/01/2021	11.93	171
610	San Francisco State University	3.00	11/01/2021	11.93	363
	ILLINOIS
260	Concordia College	3.00	05/01/2011	12.64	217
	INDIANA
75	Anderson College	3.00	03/01/2010	13.02	63
230	Taylor University	3.00	10/01/2010	12.45	196
1,110	University of Notre Dame	3.00	04/01/2018	12.95	687
	KANSAS
80	Emporia State University	3.00	04/01/2009	12.33	72
	MARYLAND
840	Western Maryland College	3.00	11/01/2016	12.44	572
	MASSACHUSETTS
155	Atlantic Union College	3.00	05/01/2023	12.68	83
644	Boston University	3.00	12/31/2022	11.87	357
62	Springfield College	3.00	05/01/2011	12.59	52
	MICHIGAN
800	Albion College	3.00	10/01/2015	12.51	562
150	Alma College	3.00	04/01/2010	11.87	129
2,159	Finlandia University	3.00	08/01/2014	12.7	1,169
	MINNESOTA
800	Augsburg College	3.00	04/01/2016	12.95	531
355	College of St. Thomas	3.00	04/01/2017	12.95	227
	MISSISSIPPI
20	Mississippi Valley State	3.00	07/01/2008	11.89	19
88	Tougaloo College	3.00	06/01/2021	12.44	48
	MISSOURI
113	Missouri Southern State College	3.00	12/01/2008	10.56	102
67	Missouri Western State College	3.00	10/01/2008	11.77	63
	NEBRASKA
64	University of Nebraska	3.00	07/01/2013	10.59	50

				Internal
Outstanding		Stated		Rate of	Amortized
Principal		Interest	Maturity	Return % (A)	Cost (Notes
Balance	Description	Rate %	Date	(Unaudited)	1 and 2)
	NEW HAMPSHIRE
$215	Daniel Webster College	3.00	04/01/2019	12.99	$128
205	New England College	3.625	10/01/2013	12.37	161
660	New England College	3.00	04/01/2019	12.96	394
338	Rivier College	3.625	04/01/2014	12.78	250
	NEW JERSEY
80	Fairleigh Dickinson University	3.00	11/01/2020	12.09	48
	NEW YORK
47	Alfred University	3.00	11/01/2007	12.41	46
359	Long Island University	3.00	06/01/2016	12.34	234
802	Sarah Lawrence College	3.00	11/01/2021	12.64	465
	NORTH CAROLINA
72	Montreat-Anderson College	3.00	12/01/2019	12.19	43
875	University of North Carolina	3.00	01/01/2018	11.49	576
	OHIO
1,125	Case Western Reserve University	3.00	04/01/2016	10.54	818
123	University of Steubenville	3.375	04/01/2012	12.88	97
201	University of Steubenville	3.00	04/01/2017	12.96	128
	PENNSYLVANIA
382	Carnegie - Mellon University	3.00	11/01/2017	10.45	272
420	Harcum Junior College	3.00	11/01/2015	12.44	297
235	Susquehanna University	3.625	11/01/2014	12.32	176
72	Swarthmore College	3.00	11/01/2013	12.3	54
268	Temple University	3.375	11/01/2014	11.99	207
	RHODE ISLAND
246	Community College of Rhode Island	3.00	04/01/2018	12.1	161
	SOUTH CAROLINA
549	College of Charleston	3.00	07/01/2016	12.02	362
500	Morris College	3.00	11/01/2013	12.42	380
	TENNESSEE
50	Bryan College	3.00	02/01/2010	12.68	42
154	Vanderbilt University	3.00	06/30/2009	10.39	136
	TEXAS
363	Jarvis Christian College	3.00	04/01/2019	12.96	218
51	Laredo Junior College	3.00	08/01/2009	11.82	43
95	St. Edward’s University	3.625	04/01/2013	12.8	73
333	Texas Tech University	3.625	03/01/2013	10.8	267
2,045	Texas Tech University	3.375-3.50	03/01/2012	10.83	1,692

				Internal
Outstanding		Stated		Rate of	Amortized
Principal		Interest	Maturity	Return % (A)	Cost (Notes
Balance	Description	Rate %	Date	(Unaudited)	1 and 2)
	VERMONT
$770	Middlebury College	3.00	04/01/2018	12.87	$511
5	St. Michael’s College	3.00	04/01/2008	13.06	5
1,907	University of Vermont	3.00	10/01/2019	12.19	1,183
	VIRGINIA
970	Old Dominion University	3.00	06/01/2013	11.7	711
	WASHINGTON
20	Western Washington University	3.00	10/01/2007	11.16	20
26,827	Total College and University Loans				18,194

	Allowance for Loan Losses				560

	Net Loans of the Trust				17,634

	INVESTMENT AGREEMENTS (38.0%)

2,600	FNMA #787 Liquidity Fund	8.00	12/01/2014	8.00	2,600
8,221	FNMA #786 Revenue Fund	5.00	12/01/2014	5.00	8,221
10,821	Total Investment Agreements				10,821
$37,648	Total Investments (100.0%)				$28,455

(A) Represents the rate of return based on the contributed cost and the amortization to maturity.

Item 2. Controls and Procedures

(a)   Not applicable to the registrant.

(b)   Not applicable to the registrant.

Item 3. Exhibits.

The following exhibits are attached to this Form N-Q:

1)     Certification by the registrant’s Owner Trustee, as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), is attached.

2)     Annual Compliance Statement of the Servicer, Capmark Finance, Inc. is attached.

3)     Capmark reports pursuant to section 1301, 1302, 1303, 1304, 1306 and 1307 of the servicer agreement.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	College and University Facility Loan Trust One

By (Signature and Title)*	/s/ James Byrnes Vice President

Date	October 30, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ James Byrnes Vice President

Date	October 30, 2007

* Print the name and title of each signing officer under his or her signature.